INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
INCOME TAXES
Summary of Income tax expense
	2013	2012	2011
Current expense:
Federal	$3,075,524	$2,614,954	$2,387,642
State	624,000	527,100	377,500
Deferred expense	1,097,072	1,121,173	384,665
Total	$4,796,596	$4,263,227	$3,149,807

Schedule of income tax expense differs from that computed at the federal statutory rate

	2013		2012		2011
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$5,111,979	35.0%	$4,932,520	35.0%	$3,812,959	34.0%
Non-taxable income from bank-owned life insurance	(316,112)	(2.2%)	(350,563)	(2.5%)	(364,357)	(3.3%)
Non-taxable interest and dividends	(454,939)	(3.1%)	(517,512)	(3.7%)	(487,417)	(4.3%)
State taxes, net of federal benefit	405,600	2.8%	342,615	2.4%	249,150	2.2%
Other, net	50,068	0.3%	(143,833)	(0.9%)	(60,528)	(0.5%)
Total	$4,796,596	32.8%	$4,263,227	30.3%	$3,149,807	28.1%

Schedule of components of deferred tax assets and liabilities

	2013	2012
Deferred tax assets:
Allowance for loan losses	$8,112,015	$8,378,598
Stock-based compensation	886,437	625,609
Non-accrual interest	290,729	733,418
Deferred compensation	1,580,622	2,013,960
Equity investments	126,614	117,870
Unrealized losses on securities available for sale	15,654	—
Other	411,189	739,580
Total deferred tax assets	11,423,260	12,609,035

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	8,441	15,559
Premises and equipment	673,568	768,039
Unrealized gains on securities available for sale	—	13,161
Other	18,705	21,473
Total deferred tax liabilities	853,025	970,543

Net deferred tax assets	$10,570,235	$11,638,492

Schedule of aggregate changes in the balance of gross unrecognized tax benefits

Balance at September 30, 2012	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)
Balance at September 30, 2013	$129,000